Shareholder Fees	Apr. 30, 2026 USD ($)
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Horizon Kinetics Blockchain Development ETF | Horizon Kinetics Blockchain Development ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Horizon Kinetics SPAC Active ETF | Horizon Kinetics SPAC Active ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Horizon Kinetics Energy and Remediation ETF | Horizon Kinetics Energy and Remediation ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Horizon Kinetics Japan Owner Operator ETF | Horizon Kinetics Japan Owner Operator ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0